Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of Cash Flows [Abstract]
Net of issuance cost	$ 1,650	$ 1,650	$ 1,650